Financial Instruments (Detail 5) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Portion of the hedging instruments gain or loss excluded from the assessment of effectiveness for fair value, cash flow or net investment hedges	$ 0	$ 0	$ 0
Net revenue	51,463	56,651	55,273
Cost of Revenue	41,524	45,431	44,754
Interest and other, net	(388)	(393)	(461)
Earnings from continuing operations before taxes	3,532	3,863	3,055
Total	1,312	(151)	(106)
Pre-tax effect of derivative instruments not designated as hedging instruments on the Consolidated Condensed Statements of Earnings
Gain (Loss) recognized in income on derivatives not designated as hedges	292	(63)	221
Change in net unrealized components of cash flow hedges | Reclassifications of losses (gains) into earnings
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Net revenue	(995)	17	(2)
Cost of Revenue	156	74	164
Other operating expenses	3		(3)
Interest and other, net	4
Earnings from continuing operations before taxes	(832)	91	159
Discontinued Operations	(480)	60	(53)
Total	1,312	(151)	(106)
Interest rate contracts
Pre-tax effect of derivative instruments and related hedged items in a fair value hedging relationship
(Loss) Gain Recognized in Income on Derivative	(12)	1	(242)
(Loss) Gain recognized in Income on Related Hedged Item	12	(1)	242
Foreign currency contracts
Pre-tax effect of derivative instruments not designated as hedging instruments on the Consolidated Condensed Statements of Earnings
Gain (Loss) recognized in income on derivatives not designated as hedges	293	(63)	213
Other derivatives
Pre-tax effect of derivative instruments not designated as hedging instruments on the Consolidated Condensed Statements of Earnings
Gain (Loss) recognized in income on derivatives not designated as hedges	(1)		8
Cash flow hedges
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative (Effective portion)	1,091	337	(243)
Loss expected to be reclassified from Accumulated OCI into earnings in next 12 months	40
Cash flow hedges | Continuing Operations
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative (Effective portion)	610	226	(279)
Cash flow hedges | Discontinued Operations
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative (Effective portion)	481	111	36
Cash flow hedges | Foreign currency contracts | Net revenue
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative (Effective portion)	610	226	(279)
Net investment hedges
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative (Effective portion)	228	57	38
Net investment hedges | Discontinued Operations
Pre-tax effect of derivative instruments in cash flow and net investment hedging relationships
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative (Effective portion)	$ 228	$ 57	$ 38